INVENTORY (Details Narrative)	Dec. 31, 2021 USD ($)
Inventory Disclosure [Abstract]
Inventory	$ 78,629
Inventory, Work in Process, Gross	2,425
Inventory, Raw Materials, Gross	$ 381,138